SHAREHOLDERS' EQUITY (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended			6 Months Ended		12 Months Ended				12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012	Apr. 04, 2011	Nov. 12, 2004	Apr. 30, 2012 Warrant [Member]	Oct. 31, 2011 Warrant [Member] Before Amendment [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Apr. 30, 2012 Series B Preferred Stock [Member]	Oct. 31, 2010 Series B Preferred Stock [Member]	Jul. 19, 2010 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member] Warrant [Member]	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Oct. 31, 2011 Minimum [Member] Warrant [Member]	Sep. 28, 2010 Minimum [Member] Warrant [Member]	Oct. 31, 2011 Minimum [Member] Series B Preferred Stock [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Oct. 31, 2011 Maximum [Member] Warrant [Member]	Sep. 28, 2010 Maximum [Member] Warrant [Member]	Oct. 31, 2011 Maximum [Member] Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000								7,500,000
Sale of Stock, Price Per Share														$ 10,000		$ 10,000
Sale Price Of Common Stock In Percentage																75.00%
Common Stock Outstanding Shares In Percentage																9.99%
Stock Issued During Period, Shares, New Issues											25,560,000						40,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15			0.40	0.15	0.20				0.25		0.15	0.15	0.15	0.17	0.15	0.15	0.17	0.1952	0.287	0.20	0.17	0.16
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									2.00%							2.00%
Sale of Stock, Number of Shares Issued in Transaction													177
Proceeds from Issuance of Secured Debt													$ 300,000
Net proceeds of issuance of Preferred Stock			0	1,342,672	1,342,672	7,032,827	8,610,499	8,610,499					1,470,000
Proceeds from Issuance or Sale of Equity													1,340,000
Common Stock Issued Upon Exercise of Warrants (in shares)													15,752,903
Class of Warrant or Right, Outstanding	136,941,303		136,941,303		101,000,000		101,000,000	136,941,303					25,560,000
Preferred stock, shares issued													740	740	789
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 10,000	$ 0.001
Incremental Common Shares Attributable to Written Put Options			45,000,000		49,400,000
Warrants Exercised During Period			2,745,097
Warrants Exercised During Period Value			412,000
Shares Issued For Exchange Of Warrants	6,688,449	4,791,337
Warrants Exchange Fair Value Adjustment	89,000	25,000
Warrants Exchange Fair Value Adjustment Value	$ 1,597,112